STOCKHOLDERS' EQUITY (Details) - USD ($)	1 Months Ended																																							2 Months Ended		3 Months Ended	12 Months Ended						31 Months Ended
	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Mar. 31, 2015	Jan. 31, 2015	Dec. 31, 2014	Oct. 31, 2014	Jul. 31, 2014	Jun. 30, 2014	May. 31, 2014	Mar. 31, 2014	Feb. 28, 2014	Jan. 31, 2014	Dec. 31, 2013	Oct. 31, 2013	Aug. 31, 2013	Jul. 31, 2013	Jun. 30, 2013	May. 31, 2013	Mar. 31, 2013	Aug. 31, 2012	Feb. 28, 2012	Jan. 31, 2011	Nov. 30, 2010	Jun. 30, 2010	May. 31, 2010	Apr. 30, 2010	Jan. 31, 2010	Jun. 30, 2009	Jan. 31, 2009	Aug. 31, 2008	Jul. 31, 2008	Jan. 31, 2008	Nov. 30, 2007	Dec. 31, 2015	Jun. 30, 2015	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2015	May. 31, 2015	Apr. 30, 2015	Aug. 21, 2014
Equity Issuance [Line Items]
Share issued, value																																												$ 16,862
Common stock, shares authorized			250,000,000								250,000,000																													250,000,000			250,000,000	250,000,000					250,000,000	250,000,000	100,000,000
Warrant One [Member]
Equity Issuance [Line Items]
Purchase price of options issued								$ 0.70
Expiration period								5 years
Option granted, number of shares vesting in installments								10,416
Stock option expense																																											$ 23,449
Stock outstanding			125,000																																					125,000			125,000						125,000
Vesting immediately								10,416
Fair value of warrant								$ 46,897
Vesting period								12 months
Beginning date of shares vesting								Jul. 01, 2015
Number of common shares that can be purchased through warrant								125,000
Related Party [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance																												10,000
Expiration period																												3 years
Shares rescinded/forfeited																		10,000
Exercise price of warrants																												$ 1.25
Fair value of warrant																												$ 10,453
Directors [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance									50,000
Purchase price of options issued									$ 0.80
Expiration period									10 years									10 years																		3 years	3 years
Option granted, number of shares vesting in installments									10,000									10,000																		112,500	50,000
Shares rescinded/forfeited								100,000
Stock option expense																																											$ 124,505
Stock outstanding			250,000																																					250,000			250,000						250,000
Vesting immediately									20,000									20,000																		212,500	50,000
Fair value of warrant			$ 24,901																																					$ 24,901			$ 24,901						$ 24,901
Shares Expired								100,000
Options issued																		50,000																		550,000	200,000
Option granted, purchase price																		$ 0.715																		$ 1.42	$ 1.75
Option granted, value																		$ 29,440
Beginning date of shares vesting									Apr. 01, 2015									Apr. 01, 2014
Chief Executive Officer [Member]
Equity Issuance [Line Items]
Option granted, number of shares vesting in installments																																				87,500
Options issued																																				1,050,000
Option granted, purchase price																																				$ 1.75
Directors And CEO [Member]
Equity Issuance [Line Items]
Shares rescinded/forfeited								1,450,000
Shares Expired								150,000
November 2007 Options Issuance [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance																																							1,752,000									750,000
Purchase price of options issued																																							$ 0.72
Expiration period																																							5 years
Option granted, number of shares vesting in installments																																							146,000
Shares rescinded/forfeited																																																125,000
Stock option expense												$ 245,082
Stock outstanding			1,002,000																																					1,002,000			1,002,000						1,002,000
Common stock available for issuance before August 21, 2014																																																				8,000,000
Common stock available for issuance																																																				10,000,000
January 2008 Options Issuance [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance																																						100,000
Purchase price of options issued																																						$ 0.72
Option granted, number of shares vesting in installments																																						25,000
Stock option expense												$ 21,462
Stock outstanding			100,000																																					100,000			100,000						100,000
Vesting immediately																																						25,000
New Employee One [Member]
Equity Issuance [Line Items]
Expiration period																																			5 years
Stock option expense																																															$ 13,136
Option granted, purchase price																																			$ 0.25
Option granted, value																																			$ 13,136
Proceeds from issuance of common stock and warrants																		$ 2,500													$ 3,750
Number of shares purchased																		10,000													15,000
Exercise of options, shares																		10,000
New Employee [Member]
Equity Issuance [Line Items]
Expiration period																																		5 years
Stock option expense																																															21,085
Option granted, purchase price																																		$ 0.34
Option granted, value																																		$ 21,085
Proceeds from issuance of common stock and warrants															$ 8,500
Number of shares purchased															25,000
Warrant Transaction for Accounting Services [Member]
Equity Issuance [Line Items]
Expiration period													5 years																					5 years
Option granted, number of shares vesting in installments													8,337																					23,200
Stock option expense																																											$ 21,238	$ 32,050		$ 213,459	$ 177,883
Vesting immediately													8,333																					46,400
Exercise price of warrants													$ 0.95																					$ 0.34
Fair value of warrant													$ 53,288																					$ 391,342
Proceeds from issuance of common stock and warrants														$ 56,580		$ 86,250							$ 6,900				$ 6,900					$ 3,450
Number of shares purchased														164,000		250,000							20,000				20,000					10,000
Frequency of vesting installments																																											monthly
Vesting period													12 months																					18 months
Number of common shares that can be purchased through warrant													100,000																					464,000
Warrants outstanding			100,000											164,000																										100,000			100,000						100,000
New Director One [Member]
Equity Issuance [Line Items]
Expiration period																																	5 years
Option granted, number of shares vesting in installments																																	162,500
Stock option expense																																													$ 306,765	$ 580,167
Vesting immediately																																	162,500
Exercise price of warrants																																	$ 1.51
Fair value of warrant																																	$ 1,188,000
Shares Expired										487,500																																			487,500
Vesting period																																	3 years
Number of common shares that can be purchased through warrant																												650,000					650,000
Employee [Member]
Equity Issuance [Line Items]
Expiration period											10 years																			2 years
Option granted, number of shares vesting in installments											7,500																		125,000	12,500
Stock option expense																																											$ 7,362
Stock outstanding			15,000																																					15,000			15,000						15,000
Vesting immediately											7,500																		125,000
Options issued																													250,000	100,000
Option granted, purchase price											$ 0.77																		$ 1.00	$ 1.50
Option granted, value											$ 7,362
Vesting period											3 months
November 2010 Director [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance						100,000
Expiration period						5 years																							3 years
Option granted, number of shares vesting in installments																													75,000
Shares rescinded/forfeited								200,000
Stock outstanding			100,000																																					100,000			100,000						100,000
Vesting immediately																													75,000
Options issued																													300,000
Option granted, purchase price																													$ 1.00
Increase in fair value of the modified options						$ 33,393
August 2012 New Employee [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance																										100,000
Expiration period																										5 years
Option granted, number of shares vesting in installments																										12,500
Shares rescinded/forfeited															75,000		25,000
Stock option expense																																											$ 0	3,012
Option granted, purchase price																										$ 0.925
Option granted, value																										$ 74,486
Frequency of vesting installments																																											Every 3 months
March 2013 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																									10 years
Option granted, number of shares vesting in installments																									9,375
Stock option expense																																											$ 6,551	40,539
Stock outstanding				75,000
Option granted, purchase price																									$ 1.16
Option granted, value																									$ 81,076
Frequency of vesting installments																																											Quarterly
May 2013 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																								10 years
Option granted, number of shares vesting in installments																								1,250
Shares rescinded/forfeited																2,500			7,500
Stock option expense																																											$ 0	0
Options issued																								10,000
Option granted, purchase price																								$ 1.03
Option granted, value																								$ 9,574
Frequency of vesting installments																																											Quarterly
May 2013 New Employee 1 [Member]
Equity Issuance [Line Items]
Expiration period																								10 years
Option granted, number of shares vesting in installments																								25,000
Stock option expense																																											$ 0	20,425
Stock outstanding			100,000																																					100,000			100,000						100,000
Options issued																								100,000
Option granted, purchase price																								$ 1.00
Option granted, value																								$ 80,824
Frequency of vesting installments																																											August 1, 2013, October 1, 2013 and quarterly thereafter
Institutional Investor [Member]
Equity Issuance [Line Items]
Proceeds from issuance of common stock and warrants																																												$ 1,036,148					$ 1,514,647
Number of shares purchased																																												1,063,648					1,563,648
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)																							$ 20,000,000
Common stock issued to institutional investor as commitment fee, shares																							200,000																					15,630					23,272
Common stock issued to institutional investor as commitment fee																							$ 170,000																					$ 16,862					$ 24,745
Common stock reserved for additional commitment fees to the institutional investor																							400,000																										376,728
Warrant Transaction for Consulting Services [Member]
Equity Issuance [Line Items]
Expiration period																						5 years
Stock option expense																																											$ 0	24,257
Stock outstanding			100,000																																					100,000			100,000						100,000
Exercise price of warrants																						$ 0.90
Fair value of warrant																						$ 48,915
Frequency of vesting installments																																											with 8,333 vesting each month for the first eleven months and 8,337 vesting the twelfth month from date of grant
Vesting period																						12 months
Number of common shares that can be purchased through warrant																						100,000
August 2013 New Employee 1 [Member]
Equity Issuance [Line Items]
Expiration period																					10 years
Stock option expense																																											$ 0	0
Stock outstanding			25,000																																					25,000			25,000						25,000
Options issued																					25,000
Option granted, purchase price																					$ 0.84
Option granted, value																					$ 17,852
Director One [Member]
Equity Issuance [Line Items]
Expiration period																					10 years
Option granted, number of shares vesting in installments																					10,000
Stock option expense																																											$ 0	7,219
Stock outstanding			50,000																																					50,000			50,000						50,000
Vesting immediately																					20,000
Options issued																					50,000
Option granted, purchase price																					$ 0.84
Option granted, value																					$ 35,704
Frequency of vesting installments																																											Quarterly
Beginning date of shares vesting																					Oct. 01, 2013
New Director Two [Member]
Equity Issuance [Line Items]
Expiration period																				10 years
Option granted, number of shares vesting in installments																				50,000
Stock option expense																																											$ 43,527	43,527
Stock outstanding			200,000																																					200,000			200,000						200,000
Options issued																				200,000
Option granted, purchase price																				$ 0.93
Option granted, value																				$ 174,106
Frequency of vesting installments																																											Annual
Beginning date of shares vesting																				Nov. 01, 2013
Senior Advisor [Member]
Equity Issuance [Line Items]
Expiration period																			5 years
Option granted, number of shares vesting in installments																			7,500
Stock option expense																																											$ 0	53,313
Stock outstanding			100,000																																					100,000			100,000						100,000
Vesting immediately																			25,000
Exercise price of warrants																			$ 0.715
Fair value of warrant																			$ 53,313
Frequency of vesting installments																																											Monthly
Vesting period																			10 months
Number of common shares that can be purchased through warrant																			100,000
Directors [Member]
Equity Issuance [Line Items]
Stock option expense																																											$ 0	117,760
Stock outstanding			200,000																																					200,000			200,000						200,000
Frequency of vesting installments																																											Quarterly
March 2014 New Employee1 [Member]
Equity Issuance [Line Items]
Expiration period																10 years
Option granted, number of shares vesting in installments																3,750
Stock option expense																																											$ 11,652	10,100
Stock outstanding			30,000																																					30,000			30,000						30,000
Options issued																30,000
Option granted, purchase price																$ 0.92
Option granted, value																$ 23,304
Frequency of vesting installments																																											Quarterly
March 2014 New Employee 2 [Member]
Equity Issuance [Line Items]
Expiration period																10 years
Option granted, number of shares vesting in installments																9,375
Stock option expense																																											$ 29,192	24,829
Stock outstanding			75,000																																					75,000			75,000						75,000
Options issued																75,000
Option granted, purchase price																$ 0.92
Option granted, value																$ 58,384
Frequency of vesting installments																																											Quarterly
March 2014 New Employee 3 [Member]
Equity Issuance [Line Items]
Expiration period																10 years
Option granted, number of shares vesting in installments																6,250
Stock option expense																																											$ 19,427	16,164
Stock outstanding			50,000																																					50,000			50,000						50,000
Options issued																50,000
Option granted, purchase price																$ 0.92
Option granted, value																$ 38,922
Frequency of vesting installments																																											Quarterly
March 2014 New Employee 4 [Member]
Equity Issuance [Line Items]
Expiration period																10 years
Option granted, number of shares vesting in installments																15,625
Shares rescinded/forfeited				93,750			31,250
Stock option expense																																											$ 24,183	47,975
Options issued																125,000
Option granted, purchase price																$ 0.92
Option granted, value																$ 96,211
Frequency of vesting installments																																											Quarterly
Beginning date of shares vesting																Apr. 01, 2014
March 2014 New Employee 5 [Member]
Equity Issuance [Line Items]
Expiration period																10 years
Option granted, number of shares vesting in installments																7,500
Stock option expense																																											$ 60	22,162
Stock outstanding			30,000																																					30,000			30,000						30,000
Options issued																30,000
Option granted, purchase price																$ 0.92
Option granted, value																$ 22,222
Frequency of vesting installments																																											Quarterly
Beginning date of shares vesting																Apr. 01, 2014
Chief Executive Officer [Member]
Equity Issuance [Line Items]
Expiration period																10 years
Option granted, number of shares vesting in installments																10,000
Stock option expense																																											$ 80	29,550
Stock outstanding			40,000																																					40,000			40,000						40,000
Options issued																40,000
Option granted, purchase price																$ 0.92
Option granted, value																$ 29,630
Frequency of vesting installments																																											Quarterly
Beginning date of shares vesting																Apr. 01, 2014
Warrant Transaction for Consulting Services [Member]
Equity Issuance [Line Items]
Expiration period																5 years
Option granted, number of shares vesting in installments																7,500
Shares rescinded/forfeited												22,500
Stock option expense																																											$ 0	39,061
Stock outstanding			77,500																																					77,500			77,500						77,500
Vesting immediately																25,000
Exercise price of warrants																$ 0.92
Fair value of warrant																$ 66,936
Frequency of vesting installments																																											Monthly
Beginning date of shares vesting																Apr. 01, 2014
Number of common shares that can be purchased through warrant			100,000													100,000																								100,000			100,000						100,000
Option granted, total number of shares vesting in installments																75,000
New Director [Member]
Equity Issuance [Line Items]
Expiration period															10 years
Option granted, number of shares vesting in installments															50,000
Stock option expense																																											$ 30,628	50,264
Stock outstanding			200,000																																					200,000			200,000						200,000
Vesting immediately															50,000
Options issued															200,000
Option granted, purchase price															$ 0.763
Option granted, value															$ 122,515
Frequency of vesting installments																																											Annually
Common Stock And Warrants [Member]
Equity Issuance [Line Items]
Expiration period													5 years	5 years
Proceeds from issuance of common stock and warrants																																										$ 3,140,000
Number of units offered (upper limit)																																									20	60
Number of shares comprising unit																																									100,000	50,000
Share issued, shares																																									2,816,199	4,207,600
Number of common shares that can be purchased through warrant																																									2,816,199	4,207,600
Common Stock And Warrants [Member] | Warrant One [Member]
Equity Issuance [Line Items]
Exercise price of warrants			$ 1.00																																					$ 1.00			$ 1.00						$ 1.00
Number of common shares that can be purchased through warrant			2,103,800																																					2,103,800			2,103,800						2,103,800
Common Stock And Warrants [Member] | Warrant Two [Member]
Equity Issuance [Line Items]
Exercise price of warrants			$ 1.25																																					$ 1.25			$ 1.25						$ 1.25
Number of common shares that can be purchased through warrant			2,103,800																																					2,103,800			2,103,800						2,103,800
Common Stock And Warrants [Member] | Warrant Three [Member]
Equity Issuance [Line Items]
Exercise price of warrants			$ 0.85																																					$ 0.85			$ 0.85						$ 0.85
Number of common shares that can be purchased through warrant			1,408,102																																					1,408,102			1,408,102						1,408,102
Common Stock And Warrants [Member] | Warrant Four [Member]
Equity Issuance [Line Items]
Exercise price of warrants			$ 1.02																																					$ 1.02			$ 1.02						$ 1.02
Number of common shares that can be purchased through warrant			1,408,097																																					1,408,097			1,408,097						1,408,097
Units [Member]
Equity Issuance [Line Items]
Exercise price of warrants			$ 0.80																																					$ 0.80			$ 0.80						$ 0.80
Number of shares comprising unit																																								50,000		67,000
Number of common shares that can be purchased through warrant			82,866																																					82,866			82,866						82,866
Units [Member] | Warrant One [Member]
Equity Issuance [Line Items]
Exercise price of warrants																																									$ 0.85	$ 1.00
Number of common shares that can be purchased through warrant																																									73,530	33,500
Units [Member] | Warrant Two [Member]
Equity Issuance [Line Items]
Exercise price of warrants																																									$ 1.02	$ 1.25
Number of common shares that can be purchased through warrant																																									73,530	33,500
Director Serving On Operations Committee [Member]
Equity Issuance [Line Items]
Stock option expense																																											$ 10,000	$ 14,000
Number of common stock issued for investor relations services																																											12,040	15,687
Fair value of common stock issued for investor relations services																																											$ 24,000	$ 24,000
Common Stock for Investor Relations Services [Member]
Equity Issuance [Line Items]
Number of common stock issued for investor relations services			37,500								12,500
Fair value of common stock issued for investor relations services			$ 41,075								$ 41,075
Investor relations expense																																											30,575	10,500
December 2014 Senior Advisor [Member]
Equity Issuance [Line Items]
Stock option expense																																											$ 46,576
Vesting immediately											25,000
Fair value of warrant											$ 46,576																																	$ 46,576
Option granted, purchase price											$ 0.77
Number of common shares that can be purchased through warrant											100,000																																	100,000
Warrants outstanding			100,000																																					100,000			100,000						100,000
March 2015 Employee [Member]
Equity Issuance [Line Items]
Expiration period									10 years
Stock option expense																																											$ 1,231
Stock outstanding			2,500																																					2,500			2,500						2,500
Option granted, purchase price									$ 0.80
Option granted, value									$ 1,231
Number of shares purchased									2,500
July 2015 Employees and director [Member]
Equity Issuance [Line Items]
Expiration period								10 years
Stock option expense																																											$ 931,284
Stock outstanding			2,100,000																																					2,100,000			2,100,000						2,100,000
Options issued								2,100,000
Option granted, purchase price								$ 0.70
Option granted, value								$ 931,284
August 2015 Employee [Member]
Equity Issuance [Line Items]
Expiration period							10 years
Option granted, number of shares vesting in installments							12,500
Stock option expense																																											$ 12,727
Stock outstanding			50,000																																					50,000			50,000						50,000
Vesting immediately							12,500
Options issued							50,000
Option granted, purchase price							$ 0.67
Option granted, value							$ 19,930
August 2015 New Director [Member]
Equity Issuance [Line Items]
Expiration period							10 years
Option granted, number of shares vesting in installments							50,000
Stock option expense																																											$ 30,518
Stock outstanding			200,000																																					200,000			200,000						200,000
Vesting immediately							50,000
Options issued							200,000
Option granted, purchase price							$ 0.69
Option granted, value							$ 90,615
Director One Serving On Operations Committee [Member]
Equity Issuance [Line Items]
Stock option expense																																											$ 8,387
Number of common stock issued for investor relations services																																											12,718
Fair value of common stock issued for investor relations services																																											$ 8,387
Director One Serving On Operations Committee [Member] | Director One Serving On Operations Committee [Member]
Equity Issuance [Line Items]
Share issued, shares	3,330	3,750
Share issued, value	$ 2,000	$ 2,000
October 2015 Employee [Member]
Equity Issuance [Line Items]
Option granted, number of shares vesting in installments					4,375
Stock option expense																																											$ 1,782
Stock outstanding			35,000																																					35,000			35,000						35,000
Vesting immediately					4,375
Options issued					35,000
Option granted, purchase price					$ 0.74
Option granted, value					$ 16,393
November 2015 Chief Executive Officer [Member]
Equity Issuance [Line Items]
Option granted, number of shares vesting in installments				12,500
Vesting immediately				12,500
Options issued				100,000
Option granted, purchase price				$ 0.86
Option granted, value				$ 33,108
Private Placement [Member]
Equity Issuance [Line Items]
Expiration period																																								5 years
Proceeds from issuance of common stock and warrants																																								$ 2,400,000
Share issued, shares																																								3,977,568
Number of common shares that can be purchased through warrant			3,977,568																																					3,977,568			3,977,568						3,977,568